Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - BHP Group Limited [Member]	12 Months Ended
Jun. 30, 2025 shares Years $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	1,211,489
Number of awards issued during the year	386,252
Number of awards vested and exercised	206,336
Number of awards lapsed	43,114
Number of awards at the end of the financial year	1,348,291
Weighted average remaining contractual life (years) | Years	1.8
Weighted average share price at exercise date | $ / shares	$ 42.47
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	2,425,706
Number of awards issued during the year	658,392
Number of awards vested and exercised	204,151
Number of awards lapsed	282,324
Number of awards at the end of the financial year	2,597,623
Weighted average remaining contractual life (years) | Years	2.2
Weighted average share price at exercise date | $ / shares	$ 42.1
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	5,987,197
Number of awards issued during the year	2,419,935
Number of awards vested and exercised	2,135,906
Number of awards lapsed	560,361
Number of awards at the end of the financial year	5,710,865
Weighted average remaining contractual life (years) | Years	1.2
Weighted average share price at exercise date | $ / shares	$ 41.08
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	4,512,886
Number of awards issued during the year	4,669,013
Number of awards vested and exercised	2,485,511
Number of awards lapsed	539,913
Number of awards at the end of the financial year	6,156,475
Weighted average remaining contractual life (years) | Years	1.3
Weighted average share price at exercise date | $ / shares	$ 35.69